Deferred revenue - Changes in Deferred Revenue (Details) R in Millions, $ in Millions				1 Months Ended					12 Months Ended
	Dec. 01, 2024 ZAR (R)	Dec. 01, 2024 USD ($)	Aug. 21, 2024 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 ZAR (R)	Jul. 31, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Mar. 15, 2024 ZAR (R)
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year									R 6,632	R 6,420	R 6,360
Deferred revenue recognised on acquisition of subsidiary				R 120					120	198	0
Deferred revenue advance received									3,307	935	24
Deferred revenue recognised during the period									(1,768)	(1,252)	(290)
Interest charge									371	327	326
Foreign currency translation									(19)	4	0
Balance at the end of the year				8,643					8,643	6,632	6,420
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue				8,643					8,643	6,632	6,420
Current portion of deferred revenue				(1,660)					(1,660)	(305)	(21)
Non-current portion of deferred revenue				6,983					6,983	6,327	6,399
Deferred revenue advance received									3,307	935	24
Marikana
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period											(92)
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue recognised during the period, cash										24
Century
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year									305	0
Deferred revenue recognised during the period									(662)	(860)
Balance at the end of the year				0					0	305	0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue				0					0	305	0
Deferred revenue recognised during the period, cash									366	935
Reldan Group
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year									0	0
Deferred revenue recognised on acquisition of subsidiary												R 120
Deferred revenue advance received									243
Deferred revenue recognised during the period									(245)
Balance at the end of the year				120					120	0	0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue				120					120	0	0
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year									6,327	6,420
Deferred revenue recognised during the period									(455)	(392)	(198)
Balance at the end of the year				6,164					6,164	6,327	6,420
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue				6,164					6,164	6,327	6,420
Deferred revenue advance received							R 6,555	$ 500
Gold prepay
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year									0	0
Deferred revenue recognised during the period									(234)
Balance at the end of the year				1,626					1,626	0	0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue				1,626					1,626	0	0
Deferred revenue advance received			R 1,793			R 1,800
Chrome prepay
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year									0	0
Deferred revenue recognised during the period									(172)
Balance at the end of the year				733					733	0	0
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue				733					R 733	R 0	R 0
Deferred revenue advance received	R 905	$ 50		R 905	$ 50